COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 2,292,414	$ 2,132,612	$ 2,825,412
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	1,354,379
2016	431,643
2017	7,263
Total	$ 1,793,285
PRC individual income tax rate applied on capital gain	20.00%